CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Net sales	$ 64,886	$ 65,368	$ 66,581
Cost of sales	51,720	53,504	56,311
Gross profit	13,166	11,864	10,270
Selling, general and administrative expenses	10,310	10,026	9,459
Other income (expenses), net	405	(425)	(278)
Operating income	3,261	1,413	533
Non-operating income (expenses), net	5,445	(2,360)	3,884
Income (loss), before income taxes	8,706	(947)	4,417
Income taxes	475	373	144
Net income (loss) attribute to Deswell Industries, Inc.	8,231	(1,320)	4,273
Other comprehensive income (loss)
Total comprehensive income (loss) attributable to Deswell Industries, Inc.	$ 8,231	$ (1,320)	$ 4,273
Basic:
Net income (loss) per share	$ 0.52	$ (0.08)	$ 0.27
Weighted average common shares outstanding (shares in thousands)	15,915	15,914	15,885
Diluted:
Net income (loss) per share	$ 0.51	$ (0.08)	$ 0.27
Weighted average common shares outstanding (shares in thousands)	16,047	15,914	16,059